INTERIM CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Subscriptions Receivable	Accumulated Deficit	Subscription Receivable
Beginning Balance, Shares at Jun. 30, 2019		0
Beginning Balance, Amount at Jun. 30, 2019		$ 0	$ 0	$ 0	$ 0
Shares Issued To Founders For Services, Shares		8,000,000
Shares Issued To Founders For Services, Amount	$ 8,000	$ 8,000
Private Placement, Shares		3,406,236
Private Placement, Amount		$ 3,406	166,906		0
Shares Issued For Services, Shares		1,000,000
Shares Issued For Services, Amount	10,000	$ 1,000	9,000
Shares Issued As Transaction Costs For Debt, Amount	0
Equity Portion Of Convertible Debt	0
Warrants Issued With Convertible Debts	0
Ending Balance, Amount at Jun. 30, 2020	86,610	$ 12,406	175,906	(24,500)	(77,202)	$ (24,500)
Balance, shares at Jun. 30, 2020		12,406,236
Ending Balance, Shares at Jun. 30, 2020		12,406,236
Private Placement, Shares		696,000
Private Placement, Amount	90,500	$ 696	73,304		0	16,500
Shares Issued For Services, Shares		100,000
Shares Issued For Services, Amount	25,000	$ 100	24,900			0
Shares issued as transaction costs for convertible debts, shares		198,000
Shares Issued As Transaction Costs For Debt, Amount	33,000	$ 198	32,802		0	0
Equity Portion Of Convertible Debt	124,453	0	124,453		0	0
Warrants Issued With Convertible Debts	88,818	0	88,818		0	0
Net loss for period	(396,276)	0	0		(396,276)	0
Share based compensation	0
Ending Balance, Amount at Mar. 31, 2021	52,105	$ 13,400	520,183		(473,478)	(8,000)
Balance, shares at Mar. 31, 2021		13,400,236
Beginning Balance, Shares at Jun. 30, 2020		12,406,236
Beginning Balance, Amount at Jun. 30, 2020	86,610	$ 12,406	175,906	(24,500)	(77,202)	(24,500)
Balance, shares at Jun. 30, 2020		12,406,236
Private Placement, Shares		5,041,190
Private Placement, Amount		$ 5,042	1,155,256
Shares Issued For Services, Shares		299,752
Shares Issued For Services, Amount	74,938	$ 300	74,638
Shares issued as transaction costs for convertible debts, shares		198,000
Shares Issued As Transaction Costs For Debt, Amount	33,000	$ 198	32,802
Equity Portion Of Convertible Debt	10,167		10,167
Warrants Issued With Convertible Debts	158,651		158,651
Shares Issued As Prepaid Expense, Amount	75,062	$ 300	74,762
Shares Issued For Settlement Of Debt, Shares		51,085
Net loss for period	(923,180)
Shares Issued For Settlement Of Debt, Amount	38,500	$ 51	38,449
Shares Issued As Prepaid Expense, Shares		300,248
Ending Balance, Amount at Jun. 30, 2021	728,046	$ 18,297	1,720,631	$ (10,500)	(1,000,382)	(10,500)
Balance, shares at Jun. 30, 2021		18,296,511
Ending Balance, Shares at Jun. 30, 2021		18,296,511
Shares Issued To Founders For Services, Shares		5,558,810
Shares Issued To Founders For Services, Amount	1,425,202	$ 5,559	1,409,143		0	10,500
Shares Issued For Services, Shares		179,550
Shares Issued For Services, Amount	132,758	$ 180	132,578		0	0
Shares Issued As Transaction Costs For Debt, Amount	0
Equity Portion Of Convertible Debt	0
Warrants Issued With Convertible Debts	0
Shares Issued For Settlement Of Debt, Shares		937,151
Net loss for period	(1,907,750)	$ 0	0		(1,907,750)	0
Shares Issued For Settlement Of Debt, Amount	93,715	$ 937	92,778		0	0
Shares Issued As Prepaid Expense, Shares		136,022
Shares issued as prepaid expenses, amount	94,692	$ 135	94,557		0	0
Share based compensation	386,449	0	386,449		0	0
Ending Balance, Amount at Mar. 31, 2022	$ 953,112	$ 25,108	$ 3,836,136		$ (2,908,132)	$ 0
Balance, shares at Mar. 31, 2022		25,108,044